Schedule of depreciation charge (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 257,222	$ 218,386
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	208,860	175,287
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	7,882	7,882
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 40,480	$ 35,217